Deferred Policy Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2011
Deferred Policy Acquisition Costs [Abstract]
Type Of Deferred Policy Acquisition Costs [Table Text Block]
As of December 31,	2011	2010
Deferred policy acquisition costs:
Assumed	$3,605,611	$3,377,073
Retroceded	(61,686)	(62,358)
Net	$3,543,925	$3,314,715

Movement Analysis Of Deferred Policy Acquisition Costs Rollforward [Table Text Block]
Years ended December 31,	2011	2010	2009
Balance, beginning of year	$3,314,715	$3,355,275	$3,336,699
Capitalized
Assumed	947,014	885,450	802,213
Retroceded	(13,411)	(13,838)	(9,192)
Amortized (including interest):
Assumed	(820,084)	(831,979)	(578,367)
Allocated to change in value of embedded derivatives	114,877	(108,515)	(287,164)
Retroceded	14,084	12,390	16,951
Attributed to unrealized investment gains (losses)	(7,448)	(15,671)	(45,839)
Foreign currency changes	(5,822)	31,603	119,974
Balance, end of year	$3,543,925	$3,314,715	$3,355,275